Shareholder's Equity - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 30, 2015 USD ($)	Jul. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized			870,400,000				870,400,000
Par value per share (US$) | $ / shares			$ 0.00005					$ 0.00005
Transfer of Class B ordinary shares to Class A Ordinary shares					45,000	225,079
Stock repurchase program, proposed aggregate value | $	$ 2,000,000	$ 1,000,000
Stock repurchase program, period	24 months	12 months
Number of Class A ordinary shares repurchased			603,726	603,726
Aggregate purchase price			$ 990,160	¥ 6,376,964
Allocation of after-tax profits to general reserve fund, percentage			10.00%	10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required			50.00%	50.00%
Allocation of after-tax profits to statutory surplus fund, percentage			10.00%	10.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required			50.00%	50.00%
Amounts of restricted paid up capital and statutory reserve funds of PRC subsidiaries and net assets of VIEs			$ 1,630,000		¥ 7,540,000		¥ 10,580,000
Preferred Stock
Stockholders Equity Note [Line Items]
Common stock, shares authorized			10,000,000				10,000,000
Par value per share (US$) | $ / shares			$ 0.00005
Common stock, shares outstanding			0		0		0
Common stock, shares issued			0		0		0
Class A Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized			825,000,000		825,000,000		825,000,000
Par value per share (US$) | $ / shares			$ 0.00005
Number of votes per share			1	1
Common stock, shares outstanding			27,113,541		27,613,315		27,113,541
Common stock, shares issued			27,113,541		27,613,315		27,113,541
Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized			35,400,000		35,400,000		35,400,000
Par value per share (US$) | $ / shares			$ 0.00005
Number of votes per share			10	10
Common stock, shares outstanding			7,492,921		7,492,921		7,492,921
Common stock, shares issued			7,492,921		7,492,921		7,492,921